Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
C000241955 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%	10.35%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.61%	18.63%
Solactive US Large Cap Minimum Downside Volatility Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%	9.41%